 Small Cap Equity Portfolio
----------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  December 31, 1995

Issuer                             Shares      Value
----------------------------------------------------------------------------
AUTOS AND TRANSPORT - 4.4%

COMMON STOCKS - 92.9%
Airborne Freight Corp. ......      3,500     $ 93,188
Eagle USA AirFreight Inc.* ..      4,900      128,624
                                             --------
                                              221,812
                                             --------

CONSUMER SERVICES - 16.5%
Bally Entertainment Corp.*...      6,000       84,000
Central Parking Corp. .......      3,100       89,125
Davidson & Associates* ......      4,400       96,800
Gadzooks Inc.* ..............      3,600       90,900
JPFoodservice Inc.* .........      4,600       89,700
Logan's Roadhouse Inc.* .....      4,800       82,800
Neostar Retail Group Inc.* ..      1,800       13,275
Red Lion Hotels Inc.* .......      5,300       92,750
Regal Cinemas* ..............      3,350       99,662
Sports &Recreation Inc.* ....     12,100       86,213
                                             --------
                                              825,225
                                             --------
CONSUMER STAPLES - 1.7%
Pete's Brewing Company* .....      6,000       84,000
                                             --------

FINANCIAL SERVICES - 15.3%
Affiliated Computer Services
   Class A* .................      2,300       86,250
CCB Financial Corp. .........      1,450       80,475
Charter One Financial Inc. ..      2,300       70,438
First Empire State Corp. ....        350       76,300
Investors Financial
  Services Corp.* ...........      3,900       80,925
Meadowbrook Insurance Group*       3,300      110,550
Roosevelt Financial Group ...      5,000       96,875
Susquehanna Bancshares Inc. .      3,300       87,450
Texas Regional Banc Shares "A"     4,300       72,025
                                             --------
                                              761,288
                                             --------
HEALTH CARE - 15.8%
Community Health Systems* ...      2,600       92,625
Enterprise Systems Inc.* ....      3,100       94,550
Interneuron Pharmaceuticals*       4,600      117,300
Lunar Corp.* ................      2,775       76,313
Mariner Health Group Inc.* ..      5,200       87,100
Mecon Inc.* .................      6,500      103,188
Neuromedical Systems Inc.* ..      1,450       29,180
Sierra Health Services Inc.*       2,800       88,900
Vivus Inc.* .................      3,100       96,875
                                            ---------
                                              786,031
                                            ---------
INTEGRATED OILS - 3.7%
Giant Industries Inc. .......      8,100       99,225
KCS Energy Inc...............      5,800       87,000
                                            ---------
                                              186,225
                                            ---------
MATERIALS & PROCESSING - 3.7%
Carbide/Graphite Group* .....      6,500       93,437
Intertape Polymer Group .....      2,900       90,988
                                            ---------
                                              184,425
                                            ---------
OTHER ENERGY - 3.4%
Input/Output Inc.* ..........      1,600       92,400
Lomak Petroleum Inc.* .......      7,700       75,075
                                            ---------
                                              167,475
                                            ---------
PRODUCER DURABLES - 5.7%
Applied Power Inc. Class "A"       3,300       99,000
Blount International Inc.
  Class "A" .................      3,500       91,875
Hardinge Inc.* ..............      3,600       93,600
                                            ---------
                                              284,475
                                            ---------
TECHNOLOGY - 19.1%
C.I.S. Technologies Inc.* ...     21,500       69,875
Citrix Systems Inc.* ........      4,500      146,250
Exar Corp.* .................      5,700       84,075
McAfee Associates Inc.* .....      1,700       74,588
Meta-Software Inc.* .........      3,200       53,600
Network Appliance Inc.* .....      5,200      208,650
Network General Corporation*       2,600       86,775
Remedy Corp.* ...............      1,400       82,950
Silicon Valley Research Inc.*     19,300       72,375
State of the Art Inc.* ......      7,700       76,037
                                            ---------
                                              955,175
                                            ---------
UTILITIES - 3.6%
Atlantic Tele-Network .......      8,500    $  91,906
Petersburg Long Distance
  Inc. ADRs* ................     18,600       88,350
                                            ---------
                                              180,256
                                            ---------

TOTAL COMMON STOCK
 (Identified Cost $3,910,567)               4,636,387
                                            ---------

-----------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 15.8%
                                 PRINCIPAL
                                  AMOUNT
                                  -------
Salomon Repurchase Agreement,
  5.375% due 1/2/96 proceeds
  at maturity $195,816
   (secured by $182,343
   US Teasury Bill 5.15%
   due 6/13/96 and $17,788
   US Treasury Bills
   5.15% due 6/6/96) ........   $195,700      195,700
United States Treasury Bill
 4.850% due 3/28/96              300,000      296,363
United States Treasury Bill
 4.950% due 3/28/96              300,000      296,287
                                           ----------
TOTAL SHORT-TERM OBLIGATIONS,
 AT AMORTIZED COST ..........                 788,350
                                           ----------


TOTAL INVESTMENTS ........... 108.7%        5,424,737
 (Identified Cost $4,698,917)
OTHER ASSETS,
 LESS LIABILITIES ...........  (8.7)         (435,315)
                              -----        ----------
NET ASSETS                    100.0%       $4,989,422
                              =====        ==========


ADRs American Depositary Receipts

* Non income producing

See notes to financial statements

 Small Cap Equity Portfolio
------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995

ASSETS:
Investments at value (Note 1A) (Identified Cost, $4,698,917)      $5,424,737
Cash ......................................................              385
Interest receivable and other assets ......................            1,528
                                                                  ----------
    Total assets ..........................................        5,426,650
                                                                  ----------
LIABILITIES:
Payable for investments purchased .........................          437,228
                                                                  ----------
NET ASSETS ................................................       $4,989,422
                                                                  ==========
REPRESENTED BY:
Paid-in capital for beneficial interests ..................       $4,989,422
                                                                  ==========

See notes to financial statements

 Small Cap Equity Portfolio
------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 From June 21, 1995 (Commencement of Operations) to December 31, 1995


INVESTMENT INCOME:
  Dividend Income ...............................................              $  5,205
  Interest Income ...............................................                11,378              $ 16,583
                                                                                --------
EXPENSES:
Auditing fees ...................................................                 25,000
Investment advisory fees (Note 2) ...............................                 10,222
Custodian fees ..................................................                  7,363
Legal fees ......................................................                  3,368
Administrative fees (Note 3) ....................................                    682
Trustee fees ....................................................                    400
Miscellaneous ...................................................                  1,300
                                                                                --------
  Total expenses ................................................                 48,335
Less expense assumed by the Administrator: ......................                (37,431)
Less aggregate amount waived by Investment
 Adviser and Administrator (Notes 2 and 3) ......................                (10,904)
                                                                                --------
  Net Expenses ..................................................                                          -0-
                                                                                                    ----------
  Net investment income .........................................                                       16,583
                                                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions ...........                                      288,385
Unrealized appreciation (depreciation) of investments--
   Beginning of period ..........................................                     --
   End of period ................................................                725,820
                                                                                --------
 Net change in unrealized appreciation (depreciation)............                                      725,820
                                                                                                    ----------
   Net realized and unrealized gain (loss) on investments .......                                    1,014,205
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............                                   $1,030,788
                                                                                                    ==========

See notes to financial statements

 Small Cap Equity Portfolio
-----------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                             JUNE 21, 1995
                                                              (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            DECEMBER 31, 1995
                                                            ----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                         $   16,583
Net realized gain on investment transactions ..........          288,385
Net change in unrealized appreciation of investments ..          725,820
                                                              ----------
    Net increase in net assets resulting from operations       1,030,788
                                                              ----------
CAPITAL TRANSACTIONS:
Proceeds from contributions ...........................        4,044,649
Value of withdrawals ..................................          (86,015)
                                                              ----------
    Net increase in net assets from capital transactions       3,958,634
                                                              ----------
NET INCREASE IN NET ASSETS: ...........................        4,989,422
NET ASSETS:
Beginning of period ...................................               --
                                                              ----------
End of period .........................................       $4,989,422
                                                              ==========

See notes to financial statements

 Small Cap Equity Portfolio
-----------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                              JUNE 21, 1995
                                                              (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                             DECEMBER 31, 1995
                                                             -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)................        $4,989
Ratio of expenses to average net assets ................            -0-
Ratio of net investment income to average net assets ....         1.22%*
Portfolio turnover ......................................           41%

Note: If Agents of the Portfolio had not voluntarily waived all of their fees and assumed Fund expenses for the period indicated and had expenses been limited to that required by certain state securities law, the ratios would have been as follows:

RATIOS:
Expenses to average net assets ..........................         2.50%*
Net investment income to average net assets .............        (1.28%)*

* Annualized

See notes to financial statements

 Small Cap Equity Portfolio
-----------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Small Cap Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. (Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

E. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $10,222 all of which was voluntarily waived for the period June 21, 1995 (Commencement of Operations) to December 31, 1995. The investment advisory fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $682 all of which was voluntarily waived for the period June 21, 1995 (Commencement of Operations) to December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $4,746,834 and $1,124,652, respectively, for the period June 21, 1995 (Commencement of Operations) to December 31, 1995.

(5)  FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost ..........................                          $4,698,917
                                                                   ==========

Gross unrealized appreciation ...........                          $  886,867
Gross unrealized depreciation ...........                            (161,047)
                                                                   ----------
Net unrealized appreciation                                        $  725,820
                                                                   ==========

(6) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period June 21, 1995 (commencement of operations) to December 31, 1995, no commitment fee was allocated to the Portfolio. Since the line of credit was established, there have been no borrowings.

 Small Cap Equity Portfolio
-----------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, SMALL CAP EQUITY PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the period June 21, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned as at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the period June 21, 1995 (commencement of operations) to December 31, 1995 in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 7, 1996